Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
The Group’s subsidiaries depreciate their property, plant and equipment, from the time they can be placed in service, amortizing the cost of the assets, net of their residual values on a straight-line basis over the assets’ estimated useful lives, which are calculated in accordance with technical studies that are revised periodically in light of technological advances and the rate of dismantling, as follows:

Years of estimated useful life
Buildings	25 – 40
Plant and machinery	4 – 30
Furniture, tools and other items	2 – 10
The composition and movements in 2024 and 2023 of the items comprising net "Property, plant and equipment" were as follows:

2024
Millions of euros	Balance at 12/31/2023	First applica-tion of IAS 21	Addi-tions(1)	Depre-ciation	Dispo-sals	Impair-ments	Transfers and others	Transla-tion differences	Inflation adjust-ments	Business combina-tions	Balance at 12/31/2024
Land and buildings	2,516	15	22	(209)	(21)	(175)	116	(119)	166	15	2,326
Plant and machinery	17,947	23	1,041	(3,680)	(13)	(642)	2,263	(1,071)	583	70	16,521
Furniture, tools and other items	618	3	81	(213)	(2)	(24)	146	(40)	46	(10)	605
PP&E in progress	1,863	61	2,479	—	(12)	(5)	(2,421)	(108)	117	13	1,987
Total PP&E	22,944	102	3,623	(4,102)	(48)	(846)	104	(1,338)	912	88	21,439
(1) Total additions of property, plant and equipment in 2024 amounted to 3,676 million euros, including the additions corresponding to companies held for sale during the annual reporting period (see Note 2).

2023
Millions of euros	Balance at 12/31/2022	Additions(1)	Depre-ciation	Disposals	Impair-ments	Transfers and others	Transla-tion differences	Inflation adjust-ments	Balance at 12/31/2023
Land and buildings	2,641	21	(206)	(21)	—	145	(188)	124	2,516
Plant and machinery	18,165	1,123	(3,650)	(14)	—	2,399	(525)	449	17,947
Furniture, tools and other items	576	136	(199)	4	—	112	(43)	32	618
PP&E in progress	2,332	2,420	—	(38)	(3)	(2,826)	(110)	88	1,863
Total PP&E	23,714	3,700	(4,055)	(69)	(3)	(170)	(866)	693	22,944
(1) Total additions of property, plant and equipment in 2023 amounted to 3,741 million euros, including the additions corresponding to companies held for sale during the annual reporting period (see Note 2).
The cost, accumulated depreciation and impairment losses of property, plant and equipment at December 31, 2024 and 2023 were as follows:

Balance at December 31, 2024
Millions of euros	Cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	9,424	(6,827)	(271)	2,326
Plant and machinery	90,265	(72,614)	(1,130)	16,521
Furniture, tools and other items	5,334	(4,689)	(40)	605
PP&E in progress	2,005	—	(18)	1,987
Total PP&E	107,028	(84,130)	(1,459)	21,439

Balance at December 31, 2023
Millions of euros	Cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	8,689	(6,116)	(57)	2,516
Plant and machinery	88,224	(70,001)	(276)	17,947
Furniture, tools and other items	5,190	(4,558)	(14)	618
PP&E in progress	1,877	—	(14)	1,863
Total PP&E	103,980	(80,675)	(361)	22,944